Impairment Charges on Financial Assets (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2023, 2022 and 2021 consisted of the following:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Loans and advances	¥138,176	¥269,060	¥277,085
Loan commitments	8,016	9,555	12,729
Financial guarantees	2,272	1,363	(7,328)

Total impairment charges on financial assets	¥148,464	¥279,978	¥282,486